Nature of Business and Basis of Presentation, Nature of Business, Going Concern, Accounts Receivable and Inventories (Q3) (Details) $ in Thousands			9 Months Ended		12 Months Ended		14 Months Ended
	Oct. 12, 2017	Jan. 12, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) StockSplit	Dec. 31, 2016 USD ($)	Jul. 03, 2018 USD ($)
Nature of Business [Abstract]
Number of reverse stock split | StockSplit					2
Reverse stock split ratio	20	30
Going Concern [Abstract]
Accumulated deficit			$ (195,132)		$ (182,356)	$ (168,974)
Net proceeds from public stock offering			$ 4,649	$ 8,002	$ 24,281	0	$ 28,800
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date			30 days		30 days
Allowance for doubtful accounts			$ 0		$ 0	0
Inventories [Abstract]
Finished Goods			810		902	644
Work in Process			91		217	0
Raw Materials			1,047		469	33
Total			$ 1,948		$ 1,588	$ 677